EQ ADVISORS TRUSTSM – TACTICAL MANAGER PORTFOLIOS

SUPPLEMENT DATED JULY 1, 2011 TO THE PROSPECTUS DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated May 1, 2011, as supplemented, of EQ Advisors Trust (the “Trust”) regarding the AXA Tactical Manager International Portfolio and the ATM International Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information about the appointment of an additional portfolio manager to these Portfolios.

Information Regarding

AXA Tactical Manager International Portfolio

Effective July 1, 2011, the information contained in the section “Who Manages the Portfolio – Investment Adviser: BlackRock Investment Management LLC (“BlackRock”)” is revised to include the following information regarding Rachel Aguirre, an additional portfolio manager of the Portfolio.

Name	Title	Date Began Managing the Portfolio
Rachel M. Aguirre	Vice President and Portfolio Manager of BlackRock	July 2011

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Information Regarding

ATM International Portfolio

Effective July 1, 2011, the information contained in the section “Who Manages the Portfolio – Investment Adviser: BlackRock Investment Management LLC (“BlackRock”)” is revised to include the following information regarding Rachel Aguirre, an additional portfolio manager for the Portfolio.

Name	Title	Date Began Managing the Portfolio
Rachel M. Aguirre	Vice President and Portfolio Manager of BlackRock	July 2011

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Information Regarding

AXA Tactical Manager International Portfolio and ATM International Portfolio

Effective July 1, 2011, the second paragraph in the section of the Prospectus “Management of the Trust – The Advisers – BlackRock Investment Management, LLC is deleted in its entirety and replaced with the following:

Edward Corallo, Christopher Bliss, Creighton Jue and Jennifer Hsui are jointly and primarily responsible for the day-to-day management of a portion of each of the AXA Tactical Manager 500 Portfolio, the AXA Tactical Manager 400 Portfolio, the AXA Tactical Manager 2000 Portfolio, the ATM Large Cap Portfolio, the ATM Mid Cap Portfolio and the ATM Small Cap Portfolio. Edward Corallo, Christopher Bliss, Creighton Jue, Jennifer Hsui and Rachel M. Aguirre are jointly and primarily responsible for the day-to-day management of a portion of each of the AXA Tactical Manager International Portfolio and the ATM International Portfolio.

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Effective July 1, 2011, the following information regarding Rachel Aguirre is added as the seventh paragraph of the section of the Prospectus “Management of the Trust – The Advisers – BlackRock Investment Management, LLC.

Rachel Aguirre, Vice President and Portfolio Manager with BlackRock, is responsible for managing a broad range of international equity portfolios in the Institutional Indexing Group. She has been with the firm as a portfolio manager since 2009. From 2006 to 2009 she was a Portfolio Manager in the Index Equity Group, and prior to 2006 she was a portfolio manager and strategist in Barclays Global Investors’ Fixed Income Group.

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EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JULY 1, 2011 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011

This Supplement updates certain information contained in the above-referenced Statement of Additional Information (“SAI”) for the Tactical Manager Portfolios of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus and Prospectus free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about an additional portfolio manager for the AXA Tactical Manager International Portfolio and the ATM International Portfolio (together, the “Portfolios”).

Effective July 1, 2011, Rachel Aguirre is added as an additional portfolio manager of the Portfolios.

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Effective July 1, 2011, the following information regarding Rachel Aguirre is added to the “Portfolio Manager Information” charts for BlackRock Investment Management LLC in Appendix B of the SAI.

BlackRock Investment Management LLC (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of May 31, 2011						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
AXA Tactical Manager International Portfolio (“Fund”)
Rachel Aguirre	14	$13.9 Billion	74	$118 Billion	36	$51 Billion	0	N/A	0	N/A	0	N/A
ATM International Portfolio (“Fund”)
Rachel Aguirre	14	$12.3 Billion	74	$118 Billion	36	$51 Billion	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Fund as of May 31, 2011

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,000- $1,000,000	over $1,000,000
AXA Tactical Manager Portfolio ATM International Portfolio
Rachel Aguirre	X

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